SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Jan. 31, 2024	Apr. 30, 2023
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
SCHEDULE OF INVENTORY

	January 31, 2024	April 30, 2023
Finished Goods	$884,130	$1,509,985
Component/Replacement Parts	700,718	1,712,553
Capitalized Duty/Freight	36,628	517,228
Inventory Reserve	(290,465)	(550,000)
Total	$1,331,011	$3,189,766

	April 30, 2023	April 30, 2022
Finished Goods	$1,509,985	$4,073,791
Component/Replacement Parts	1,712,553	2,559,848
Capitalized Duty/Freight	517,228	1,328,198
Inventory Reserve	(550,000)	(100,000)
Total	$3,189,766	$7,861,837

SCHEDULE OF DERIVATIVE LIABILITIES

Note derivative is related to	January 31, 2024 balance	(Gain) loss for the nine months ended January 31, 2024
8/6/21 convertible notes	$6,958	$(94,966)
6/17/22 underwriter warrants	651	(5,880)
9/30/22 warrants issued with common stock	-	(5,085,897)
1/6/2023 warrants issued with note payable	-	(14,402,996)
10/11/2023 warrants issued with note payable	62,261	(228,353)
12/7/2023 warrants issued with note payable	3,731,511	1,010,316
Total	$3,801,381	$(18,802,476)

	April 30, 2023	(Gain) loss for the year
Note derivative is related to	ending balance	ended April 30, 2023
4/11/21 profit guaranty	$1,456,854	$395,304
8/6/21 convertible notes	101,924	(2,611,410)
6/17/22 underwriter warrants	6,531	(57,951)
Other derivative liabilities eliminated in uplist	-	(1,604,413)
9/30/22 warrants issued with common stock	6,109,559	(6,170,728)
1/6/2023 warrants issued with note payable	2,814,738	(900,819)
Total	$10,489,606	$(10,950,017)

SCHEDULE OF WARRANTS GRANTED VALUATION USING BLACK-SCHOLES PRICING METHOD

	Period Ended January 31, 2024	Period Ended January 31, 2023
Expected life in years	2.75–10 years	3.51-10 years
Stock price volatility	150%	50-150%
Risk free interest rate	4.08-5.37%	2.90%-4.34%
Expected dividends	0%	0%

	Year Ended April 30, 2023	Year Ended April 30, 2022
Expected life in years	3.25-10 years	1.95-4.3 years
Stock price volatility	50 - 150%	50%
Risk free interest rate	2.90%-4.34%	2.67%-2.90%
Expected dividends	0%	0%

Warrant [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
SCHEDULE OF WARRANTS GRANTED VALUATION USING BLACK-SCHOLES PRICING METHOD

	Period Ended January 31, 2024	Period Ended January 31, 2023
Expected life in years	5 years	5 – 10 years
Stock price volatility	150%	50% - 150%
Risk free interest rate	4.59%	2.50% - 4.27%
Expected dividends	0%	0%

	Year Ended April 30, 2023	Year Ended April 30, 2022
Expected life in years	5 – 10 years	5 – 10 years
Stock price volatility	50% - 150%	50% - 148%
Risk free interest rate	2.50% - 4.68%	0.77% - 1.63%
Expected dividends	0%	0%